Assets pledged as collateral - Schedule of the fair values of collateral available to sell or repledge And Collateral Sold Or repledged (Details) - Securities - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
The Fair Values Of Collateral Available To Sell Or Repledge And Collateral Sold Or Repledged [Line Items]
Fair value of collateral held	₩ 6,451,850	₩ 3,732,013
Fair value of collateral sold or repledged	0	0
Total	₩ 6,451,850	₩ 3,732,013